Financial Assets at Amortised Cost (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets at Amortised Cost (Tables) [Line Items]
Schedule of Interbank Loans and Loans and Account Receivable from Customers	As of December 31, 2023 and 2022 the composition and balances are as follows:
	As of December 31,
	2023	2022
	MCh$	MCh$
Debt financial instruments
Chilean Central Bank and Government securities	8,176,895	4,867,591
Subtotal	8,176,895	4,867,591
Interbank loans
Foreign banks	68,438	32,990
Subtotal	68,438	32,990
Loans and account receivable from customers
Commercial loans	17,412,063	17,023,023
Mortgage loans	16,857,306	15,566,253
Consummer loans	5,324,088	4,953,868
Subtotal	39,593,457	37,543,144

Total	47,838,790	42,443,725

Schedule of Debt Instruments at Amortized Cost	The detail of the instruments classified as Debt instruments at amortised cost is as follows:
	As of December 31,
	2023	2022
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank financial instrumentos	3,392,609	-
Chilean Treasury bonds and notes	4,786,015	4,868,485
Other Chilean government financial instruments	-	-
Subtotal	8,178,624	4,868,485

Expected credit loss allowance	(1,729)	(894)

Total	8,178,895	4,867,591

Schedule of Amortized Value and the Corresponding ECL	The changes in the amortised value and the corresponding ECL as of December 31, 2023 is as follows:
	Stage1	Stage2	Stage3	TOTAL
Gross carrying amount at January 1, 2023	4,868,485	-	-	4,868,485
New financial assets purchased	3,342,572	-	-	3,342,572
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(96,899)	-	-	(96,899)
Changes due to modifications not derecognised	64,466	-	-	64,466
Other adjustments	-	-	-	-
At December 31, 2023	8,178,624	-	-	8,178,624
	Stage1	Stage2	Stage3	TOTAL
ECL at January 1, 2023	894	-	-	894
New financial assets purchased	706	-	-	706
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(22)	-	-	(22)
Changes due to modifications not derecognised	151	-	-	151
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	1,729	-	-	1,729
	Stage1	Stage2	Stage3	TOTAL
Gross carrying amount at January 1, 2022	4,692,441	-	-	4,692,441
New financial assets purchased	-	-	-	-
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes due to modifications not derecognised	176,044	-	-	176,044
Other adjustments	-	-	-	-
At December 31, 2022	4,868,485	-	-	4,868,485
	Stage1	Stage2	Stage3	TOTAL
ECL at January 1, 2022	711	-	-	711
New financial assets purchased	-	-	-	-
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes due to modifications not derecognised	183	-	-	183
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2022	894	-	-	894

Schedule of Interbank Loans and Loans and Account Receivable from Customers	Interbank Loans and Loans and account receivable from customers
	Assets before allowances				ECL allowance
As of December 31, 2023	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Interbank loans
Foreign banks	68,440	-	-	68,440	2	-	-	2	68,438
Subtotal	68,440	-	-	68,440	2	-	-	2	68,438

Commercial loans
Commercial loans	11,065,756	1,147,185	1,023,496	13,236,437	48,647	54,103	453,245	555,995	12,680,442
Foreign trade loans	1,884,336	27,399	30,942	1,942,677	2,195	359	17,742	20,296	1,922,381
Checking accounts debtors	117,410	15,952	10,381	143,743	763	623	6,534	7,920	135,823
Credit card debtors	111,154	16,112	10,951	138,217	960	1,527	6,433	8,920	129,297
Factoring transactions	1,005,869	5,813	8,891	1,020,573	505	40	2,679	3,224	1,017,349
Leasing transactions	1,057,448	125,259	56,270	1,238,977	5,095	8,031	24,146	37,272	1,201,705
Student loans	26,795	10,178	10,111	47,084	831	2,031	7,154	10,016	37,068
Other loans and accounts receivable	280,658	5,169	18,122	303,949	2,585	921	12,445	15,951	287,998
Subtotal	15,549,426	1,353,067	1,169,164	18,071,657	61,581	67,635	530,378	659,594	17,412,063

Mortgage loans
Loans with mortgage finance bonds	396	14	64	474	1	2	16	19	455
Endorsable mortgage mutual loans	788	136	158	1,082	1	9	38	48	1,034
Mortgage mutual financed with mortgage bonds	77,289	10,335	3,136	90,760	43	405	718	1,166	89,594
Other mortgage mutual loans	14,496,439	1,693,324	716,227	16,905,990	8,567	52,650	152,295	213,512	16,692,478
Other credit and account receivable	60,811	9,376	4,946	75,133	39	305	1,044	1,388	73,745
Subtotal	14,635,723	1,713,185	724,531	17,073,439	8,651	53,371	154,111	216,133	16,857,306

Consumer loans
Installment consumer loans	2,974,147	478,315	256,422	3,708,884	51,401	71,048	113,566	236,015	3,472,869
Checking account debtors	111,901	31,647	7,406	150,954	1,713	969	2,423	5,105	145,849
Credit card debtors	1,424,125	279,997	31,667	1,735,789	4,216	11,813	16,820	32,849	1,702,940
Leasing transactions	1,911	142	29	2,082	86	18	10	114	1,968
Other consumer loans	72	175	394	641	13	49	117	179	462
Subtotal	4,512,156	790,276	295,918	5,598,350	57,429	83,897	132,936	274,262	5,324,088

Total	34,765,745	3,856,528	2,189,613	40,811,886	127,663	204,903	817,425	1,149,991	39,661,895

	Assets before allowances				ECL allowance
As of December 31, 2022	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Interbank loans
Foreign banks	32,991	-	-	32,991	1	-	-	1	32,990
Subtotal	32,991	-	-	32,991	1	-	-	1	32,990

Commercial loans
Commercial loans	11,168,530	1,158,198	965,669	13,292,397	62,595	74,972	405,743	543,310	12,749,087
Foreign trade loans	1,525,589	61,981	24,938	1,612,508	6,453	2,262	16,820	25,535	1,586,973
Checking accounts debtors	106,281	16,204	9,776	132,261	1,049	1,179	6,438	8,666	123,595
Credit card debtors	112,483	11,208	8,986	132,677	1,141	1,683	5,671	8,495	124,182
Factoring transactions	859,269	13,438	5,683	878,390	956	587	1,812	3,355	875,035
Leasing transactions	1,113,284	156,368	76,325	1,345,977	6,288	9,478	29,462	45,228	1,300,749
Student loans	39,728	2,016	11,089	52,833	1,284	690	10,747	12,721	40,112
Other loans and accounts receivable	219,294	2,753	15,499	237,546	3,487	505	10,264	14,256	223,290
Subtotal	15,144,458	1,422,166	1,117,965	17,684,589	83,253	91,356	486,957	661,566	17,023,023

Mortgage loans
Loans with mortgage finance bonds	1,648	41	224	1,913	3	1	33	37	1,876
Endorsable mortgage mutual loans	1,769	56	413	2,238	3	2	69	74	2,164
Mortgage mutual financed with mortgage bonds	81,982	780	4,859	87,621	227	23	753	1,003	86,618
Other mortgage mutual loans	14,513,299	364,616	679,780	15,557,695	19,130	10,371	131,460	160,961	15,396,734
Other credit and account receivable	73,382	1,974	4,186	79,542	25	65	591	681	78,861
Subtotal	14,672,080	367,467	689,462	15,729,009	19,388	10,462	132,906	162,756	15,566,253

Consumer loans
Installment consumer loans	3,195,357	177,463	206,540	3,579,360	74,428	60,096	138,842	273,366	3,305,994
Checking account debtors	147,023	1,851	6,782	155,656	6,065	542	4,318	10,925	144,731
Credit card debtors	1,481,073	38,320	24,783	1,544,176	13,318	13,310	17,117	43,745	1,500,431
Leasing transactions	2,468	184	-	2,652	307	9	-	316	2,336
Other consumer loans	175	48	745	968	85	16	491	592	376
Subtotal	4,826,096	217,866	238,850	5,282,812	94,203	73,973	160,768	328,944	4,953,868

Total	34,675,625	2,007,499	2,046,277	38,729,401	196,845	175,791	780,631	1,153,267	37,576,134

Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers	The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:
	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	142,632	-	-	142,632
New financial assets originated	85,533			85,533
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(138,700)	-	-	(138,700)
Changes in measument of financial assets	15,916	-	-	15,916
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	105,381	-	-	105,381
	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	326	-	-	326
New financial assets originated	162			162
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(313)	-	-	(313)
Changes due to changes un credit risk	(50)	-	-	(50)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	125	-	-	125

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2022	99,643	-	-	99,643
New financial assets originated	72,745			72,745
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(24,835)	-	-	(24,835)
Changes in measument of financial assets	(4,921)	-	-	(4,921)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2022	142,632	-	-	142,632
	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2022	268	-	-	268
New financial assets originated	76			76
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(110)	-	-	(110)
Changes due to changes un credit risk	92	-	-	92
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2022	326	-	-	326

Interbank loans [Member]
Financial Assets at Amortised Cost (Tables) [Line Items]
Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers	The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:
	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	32,991	-	-	-	-	-	32,991
Transfers:
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of financial assets	35,495	-	-	-	-	-	35,495
Write-off	-	-	-	-	-	-	-
Other adjustments	(46)	-	-	-	-	-	(46)
At December 31, 2023	68,440	-	-	-	-	-	68,440
	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	1	-	-	-	-	-	1
Transfers
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of the exposure and modifications in credit risk	1	-	-	-	-	-	1
Write-off	-	-	-	-	-	-	-
Other adjustments	-	-	-	-	-	-	-
At December 31, 2023	2	-	-	-	-	-	2

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2022	428	-	-	-	-	-	428
Transfers:
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of financial assets	32,561	-	-	-	-	-	32,561
Write-off	-	-	-	-	-	-	-
Other adjustments	2	-	-	-	-	-	2
At December 31, 2022	32,991	-	-	-	-	-	32,991
	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2022	-	-	-	-	-	-	-
Transfers
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of the exposure and modifications in credit risk	1	-	-	-	-	-	1
Write-off	-	-	-	-	-	-	-
Other adjustments	-	-	-	-	-	-	-
At December 31, 2022	1	-	-	-	-	-	1

Commercial loans [Member]
Financial Assets at Amortised Cost (Tables) [Line Items]
Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers	The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:
	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	11,885,781	4,258,677	1,192,595	229,571	683,368	434,597	17,684,589
Transfers:
Transfers from stage 1 to stage 2	(520,813)	(732,573)	520,813	732,573	-	-	-
Transfers from stage 1 to stage 3	(4,278)	(40,314)	0	0	4,278	40,314	-
Transfers from stage 2 to stage 3	-	-	(228,472)	(236,712)	228,472	236,712	-
Transfers from stage 2 to stage 1	505,152	353,714	(505,152)	(353,714)	-	-	-
Transfers from stage 3 to stage 2	-	-	93,978	144,542	(93,978)	(144,542)	-
Transfers from stage 3 to stage 1	44	10,951	-	-	(44)	(10,951)	-
Net changes of financial assets	297,075	528,353	(206,999)	(30,373)	(34,094)	(26,215)	527,747
Write-off	-	-	-	-	(65,102)	(82,530)	(147,632)
Other adjustments	11,131	(3,474)	1	416	-	(1,121)	6,953
At December 31, 2023	11,174,092	4,375,334	866,764	486,303	722,900	446,264	18,071,657
	Stage 1		Stage 2		Stage 3*
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	38,718	44,535	61,094	30,262	285,762	201,195	661,566
Transfers
Transfers from stage 1 to stage 2	(4,221)	(26,250)	11,509	81,669	-	-	62,707
Transfers from stage 1 to stage 3	(23)	(1,759)	-	-	1,723	6,896	6,837
Transfers from stage 2 to stage 3	-	-	(19,808)	(40,855)	88,874	66,626	94,837
Transfers from stage 2 to stage 1	6,715	7,286	(16,407)	(50,448)	-	-	(52,854)
Transfers from stage 3 to stage 2	-	-	12,317	24,741	(19,752)	(37,198)	(19,892)
Transfers from stage 3 to stage 1	-	131	-	-	(12)	(1,209)	(1,090)
Net changes of the exposure and modifications in credit risk	(17,720)	17,065	(12,984)	(13,112)	51,564	37,059	61,872
Write-off	-	-	-	-	(65,102)	(82,530)	(147,632)
Other adjustments	199	(3,095)	(7)	(336)	(1)	(3,517)	(6,757)
At December 31, 2023	23,668	37,913	35,714	31,921	343,056	187,322	659,954
	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2022	10,377,271	4,716,168	1,411,363	233,158	551,237	364,016	17,653,213
Transfers:
Transfers from stage 1 to stage 2	(539,387)	(492,763)	539,387	492,763	-	-	-
Transfers from stage 1 to stage 3	(2,169)	(57,501)	-	-	2,169	57,501	-
Transfers from stage 2 to stage 3	-	-	(234,165)	(256,444)	234,165	256,444	-
Transfers from stage 2 to stage 1	397,703	350,391	(397,703)	(350,391)	-	-	-
Transfers from stage 3 to stage 2	-	-	27,958	154,166	(27,958)	(154,166)	-
Transfers from stage 3 to stage 1	-	369	-	-	-	(369)	-
Net changes of financial assets	735,541	(262,145)	(154,244)	(44,096)	(9,790)	(14,601)	250,665
Write-off	-	-	-	-	(66,456)	(74,191)	(140,647)
Other adjustments	(83,178)	4,158	(1)	415	1	(37)	(78,642)
At December 31, 2022	11,885,781	4,258,677	1,192,595	229,571	683,368	434,597	17,684,589
	Stage 1		Stage 2		Stage 3*
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2022	50,052	38,597	101,334	14,655	222,516	176,211	603,365
Transfers
Transfers from stage 1 to stage 2	(7,575)	(31,569)	19,943	82,410	-	-	63,209
Transfers from stage 1 to stage 3	(13)	(2,858)	-	-	666	12,082	9,877
Transfers from stage 2 to stage 3	-	-	(19,924)	(50,214)	76,362	84,285	90,509
Transfers from stage 2 to stage 1	12,752	6,295	(28,387)	(42,778)	-	-	(52,118)
Transfers from stage 3 to stage 2	-	-	10,409	15,418	(9,992)	(34,993)	(19,158)
Transfers from stage 3 to stage 1	-	15	-	-	-	(303)	(288)
Net changes of the exposure and modifications in credit risk	(16,913)	30,964	(22,255)	10,385	62,668	34,611	99,460
Write-off	-	-	-	-	(66,456)	(74,191)	(140,647)
Other adjustments	415	3,091	(26)	386	(2)	3,493	7,357
At December 31, 2022	38,718	44,535	61,094	30,262	285,762	201,195	661,566

Mortgages [member]
Financial Assets at Amortised Cost (Tables) [Line Items]
Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers	The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:
	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	14,672,080	367,467	689,462	15,729,009
Transfers:
Transfers from stage 1 to stage 2	(2,265,541)	2,265,541	-	-
Transfers from stage 1 to stage 3	(108,610)	-	108,610	-
Transfers from stage 2 to stage 3	-	(397,175)	397,175	-
Transfers from stage 2 to stage 1	936,562	(936,562)	-	-
Transfers from stage 3 to stage 2	-	419,626	(419,626)	-
Transfers from stage 3 to stage 1	20,596	-	(20,596)	-
Net changes of financial assets	1,377,161	(5,294)	7,851	1,379,718
Write-off	-	-	(38,193)	(38,193)
Other adjustments	3,475	(418)	(152)	2,905
At December 31, 2023	14,635,723	1,713,185	724,531	17,073,439
	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	19,388	10,462	132,906	162,756
Transfers
Transfers from stage 1 to stage 2	(12,382)	58,302	-	45,920
Transfers from stage 1 to stage 3	(848)	-	6,813	5,965
Transfers from stage 2 to stage 3	-	(18,422)	35,303	16,881
Transfers from stage 2 to stage 1	6,893	(57,982)	-	(51,089)
Transfers from stage 3 to stage 2	-	58,566	(71,378)	(12,812)
Transfers from stage 3 to stage 1	135	-	(1,414)	(1,279)
Net changes of the exposure and modifications in credit risk	(4,536)	2,490	90,071	88,025
Write-off	-	-	(38,193)	(38,193)
Other adjustments	1	(45)	3	(41)
At December 31, 2023	8,651	53,371	154,111	216,133

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2022	12,966,600	367,837	541,737	13,876,174
Transfers:
Transfers from stage 1 to stage 2	(770,851)	770,851	-	-
Transfers from stage 1 to stage 3	(127,190)	-	127,190	-
Transfers from stage 2 to stage 3	-	(326,428)	326,428	-
Transfers from stage 2 to stage 1	752,897	(752,897)	-	-
Transfers from stage 3 to stage 2	-	289,978	(289,978)	-
Transfers from stage 3 to stage 1	588		(588)	-
Net changes of financial assets	1,854,186	18,544	6,882	1,879,612
Write-off	-		(22,282)	(22,282)
Other adjustments	(4,150)	(418)	73	(4,495)
At December 31, 2022	14,672,080	367,467	689,462	15,729,009
	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2022	25,385	12,728	105,545	143,658
Transfers
Transfers from stage 1 to stage 2	(7,352)	26,822	-	19,470
Transfers from stage 1 to stage 3	(2,210)	-	10,838	8,628
Transfers from stage 2 to stage 3	-	(20,901)	30,498	9,597
Transfers from stage 2 to stage 1	6,022	(30,066)	-	(24,044)
Transfers from stage 3 to stage 2	-	19,302	(35,285)	(15,983)
Transfers from stage 3 to stage 1	4	-	(233)	(229)
Net changes of the exposure and modifications in credit risk	(2,464)	2,585	43,782	43,903
Write-off	-	-	(22,282)	(22,282)
Other adjustments	3	(8)	43	38
At December 31, 2022	19,388	10,462	132,906	162,756

Consumer loans [Member]
Financial Assets at Amortised Cost (Tables) [Line Items]
Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers	The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:
	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	4,826,096	217,866	238,850	5,282,812
Transfers:
Transfers from stage 1 to stage 2	(1,189,650)	1,189,650	-	-
Transfers from stage 1 to stage 3	(61,922)	-	61,922	-
Transfers from stage 2 to stage 3	-	(376,383)	376,383	-
Transfers from stage 2 to stage 1	282,491	(282,491)	-	-
Transfers from stage 3 to stage 2	-	82,015	(82,015)	-
Transfers from stage 3 to stage 1	3,629	-	(3,629)	-
Net changes of financial assets	651,516	(40,384)	(24,502)	586,630
Write-off	-	-	(271,123)	(271,123)
Other adjustments	(4)	3	32	31
At December 31, 2023	4,512,156	790,276	295,918	5,598,350
	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	94,203	73,973	160,768	328,944
Transfers:
Transfers from stage 1 to stage 2	(89,169)	198,290	0	109,121
Transfers from stage 1 to stage 3	(3,917)	0	9,723	5,806
Transfers from stage 2 to stage 3	0	(155,653)	225,902	70,249
Transfers from stage 2 to stage 1	15,328	(78,238)	0	(62,910)
Transfers from stage 3 to stage 2	0	33,946	(56,076)	(22,130)
Transfers from stage 3 to stage 1	521	0	(2,003)	(1,482)
Net changes of the exposure and modifications in the credit risk	40,463	11,580	65,730	117,773
Write-off	0	0	(271,123)	(271,123)
Other adjustments	0	(1)	15	14
At December 31, 2023	57,429	83,897	132,936	274,262

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2022	4,603,589	178,519	217,139	4,999,247
Transfers:
Transfers from stage 1 to stage 2	(658,444)	658,444	-	-
Transfers from stage 1 to stage 3	(34,730)	-	34,730	-
Transfers from stage 2 to stage 3	-	(336,208)	336,208	-
Transfers from stage 2 to stage 1	342,438	(342,438)	-	-
Transfers from stage 3 to stage 2	-	113,277	(113,277)	-
Transfers from stage 3 to stage 1	16,545	-	(16,545)	-
Net changes of financial assets	556,707	(53,732)	(44,453)	458,522
Write-off	-	-	(174,919)	(174,919)
Other adjustments	(9)	4	(33)	(38)
At December 31, 2022	4,826,096	217,866	238,850	5,282,812
	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2022	125,939	38,197	140,275	304,411
Transfers:
Transfers from stage 1 to stage 2	(91,772)	166,623	-	74,851
Transfers from stage 1 to stage 3	(8,244)	-	17,516	9,272
Transfers from stage 2 to stage 3	-	(140,415)	175,093	34,678
Transfers from stage 2 to stage 1	21,587	(87,763)	-	(66,176)
Transfers from stage 3 to stage 2	-	41,172	(63,765)	(22,593)
Transfers from stage 3 to stage 1	498	-	(15,308)	(14,810)
Net changes of the exposure and modifications in the credit risk	46,196	56,153	81,891	184,240
Write-off	-	-	(174,920)	(174,920)
Other adjustments	(1)	6	(14)	(9)
At December 31, 2022	94,203	73,973	160,768	328,944